TURNOVER (Tables)	12 Months Ended
Dec. 31, 2018
Turnover Tables Abstract
Turnover
IN MILLIONS OF USD	2018	2017	2016
Net sales	1,879.9	1,760.8	1,650.1
Advertising income	44.3	41.7	37.1
Turnover	1,924.2	1,802.5	1,687.2

Net sales by product categories
IN MILLIONS OF USD	2018	2017	2016
Confectionery, Food and Catering	709.0	628.0	572.3
Perfumes and Cosmetics	279.0	258.4	226.3
Fashion, Leather and Baggage	231.0	220.1	183.3
Literature and Publications	166.7	175.6	192.5
Watches, Jewelry and Accessories	109.1	115.5	86.2
Electronics	94.6	87.7	78.5
Wine and Spirits	92.3	88.0	75.3
Tobacco goods	56.7	52.2	47.4
Other product categories	141.5	135.3	188.3
Total	1,879.9	1,760.8	1,650.1

Net sales by market sector
IN MILLIONS OF USD	2018	2017	2016
Duty-paid	1,431.8	1,334.4	1,284.0
Duty-free	448.1	426.4	366.1
Total	1,879.9	1,760.8	1,650.1

Net sales by channel
IN MILLIONS OF USD	2018	2017	2016
Airports	1,780.3	1,662.6	1,565.9
Downtown and hotel shops	45.8	43.1	29.5
Railway stations and other	53.8	55.1	54.7
Total	1,879.9	1,760.8	1,650.1